Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 17,575	$ 18,567	$ 46,067	$ 54,144	$ 71,501	$ 58,359
Cost of sales	14,113	14,445	36,216	42,559	55,949	46,368
Gross profit	3,462	4,122	9,851	11,585	15,552	11,991
Selling, general and administrative expense	4,485	4,741	13,981	13,370	18,661	13,597
Adjustment to earn-out obligations	(820)		(820)
Operating loss	(203)	(619)	(3,310)	(1,785)	(3,109)	(1,606)
Other expense:
Interest expense	241	350	723	698	998	1,160
Loss on debt extinguishment						2,665
Other income, net	(168)	(19)	(182)	(80)	(116)	(363)
Total other expense	73	331	541	618	882	3,462
Net loss before income taxes	(276)	(950)	(3,851)	(2,403)	(3,991)	(5,068)
Provision (benefit) for income taxes	(109)	64	(466)	132	(125)	100
Net loss	(167)	(1,014)	(3,385)	(2,535)	(3,866)	(5,168)
Cumulative and imputed preferred stock dividends	(223)	(249)	(661)	(710)	(954)	(486)
Net loss attributable to common shareholders	(390)	(1,263)	(4,046)	(3,245)	(4,820)	(5,654)
Net loss per share -
Basic and diluted	$ (0.04)	$ (0.15)	$ (0.44)	$ (0.42)	$ (0.61)	$ (0.94)
Weighted average shares outstanding -
Basic and diluted	10,019,109	8,182,103	9,117,969	7,698,635	7,900,693	6,019,900
Other comprehensive loss, net of tax
Net loss	(167)	(1,014)	(3,385)	(2,535)	(3,866)	(5,168)
Foreign currency translation adjustment			1		22
Comprehensive loss	$ (166)	$ (992)	$ (3,383)	$ (2,507)	$ (3,844)	$ (5,168)